Income Taxes - (Loss) Income From Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ (60,745)	$ (98,480)	$ 9,309
Foreign	39,370	52,441	39,200
(Loss) income from continuing operations before income taxes	$ (21,375)	$ (46,039)	$ 48,509